Long-term Investments	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Long-term Investments
10.	Long-term investments

	As of December 31,
	2020	2021
	RMB	RMB	US$
Equity method investments (a)	—	3,224	506
Equity investments without readily determinable fair values (b)	2,919	2,919	458

	2,919	6,143	964

(a)
In June 2021, the Group and a third party investor entered into an investment agreement to establish an investee for establishing the 5G Intelligent Air Mobility Experience Center as well as local urban air mobility route planning and AAV operations, with total cash consideration of RMB10,500 (US$1,648) and RMB19,500 (US$3,060), respectively. The Group held 35% of the investee’s equity interests. As the Group has significant influence on the invested company, the Group accounted for the investment using equity method. For the year ended December 31, 2021, the Group recognized the loss from equity method investment in the amount of RMB276 (US$43). RMB2,800 (US$439) was recorded as Accrued expenses and other liabilities (Note 11), indicating the consideration which should be paid on or before December 31, 2021, pursuant to the investment agreement. The Company subsequently settled this amount in January 2022. For the remaining consideration amounting to RMB7,000 (US$1,098), the Company will settle in accordance with the agreed terms and therefore it was disclosed in Capital commitments (Note 23(b)).

(b)
In 2017, the Group provided facilitating services to a third party to acquire a land use right from the Guangzhou City government. In exchange for such services, the Group received a cash consideration of RMB41,117 and 5% equity interests in a corporation, the sole asset of which was the aforementioned land use right. The Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. As of December 31, 2020 and 2021, the carrying value of this investment was RMB2,919 and RMB2,919 (US$458).